Other Liabilities, Provisions and Contingencies - Additional Information (Detail) - MXN ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Provisions, other non-current liabilities and other current and non-current financial liabilities	$ 32,676	$ 22,693
Aggregate amount claimed against company	54,590
Brazil [member]
Disclosure of financial liabilities [line items]
Litigation amount	9,531	$ 7,739
Coca-Cola FEMSA [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	52,371
Coca-Cola FEMSA [member] | ICMS [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	10,399
Coca-Cola FEMSA [member] | Tax credits [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	34,977
Coca-Cola FEMSA [member] | Federal taxes [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	3,671
Coca-Cola FEMSA [member] | Value added tax [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	3,324
Heineken [member] | Unsettled [member] | Brazil [member]
Disclosure of financial liabilities [line items]
Unsettled indirect tax contingencies	$ 9,531